FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands		1 Months Ended			12 Months Ended
	Mar. 16, 2020 USD ($)	Apr. 30, 2020 USD ($) instrument	Mar. 31, 2020 USD ($) instrument	Feb. 27, 2013 USD ($) instrument	Dec. 31, 2020 USD ($) instrument large_range_2Tanker_vessel_type risk	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) very_large_crude_carrier	Dec. 31, 2019 large_range_2Tanker_vessel_type	Dec. 31, 2019 very_large_crude_carrier	Dec. 31, 2019 suezmax_tanker_vessel_type	Dec. 31, 2016 USD ($) mr_product_tanker	Feb. 29, 2016 USD ($)	Feb. 01, 2013 mr_product_tanker
Derivative [Line Items]
Number of newbuild vessels					4		2	4	1	1	6		12
Debt					$ 2,156,182	$ 1,701,341
Number of derivatives that matured in the period | instrument					3
Gain (loss) on derivatives					$ 15,145	11,757	$ (3,190)
Number of risks related to subsidiaries' reporting in foreign currency | risk					2
Assets Under Sale and Purchase Agreement
Derivative [Line Items]
Fair value consideration	$ 651,800
Time charter liabilities, fair value disclosure					$ 11,900
Property, plant, and equipment, fair value disclosure					663,700
Interest Rate Swap
Derivative [Line Items]
Number of derivatives entered into | instrument				6
Principal amount of debt used in interest rate swaps				$ 260,000
Notional debt					584,983
Derivative instruments receivable					0	100
Derivative instruments payable					19,300	4,300
Gain (loss) on derivatives					18,600	$ 10,100	$ 4,300
Interest rate swap, march 2020
Derivative [Line Items]
Number of derivatives entered into | instrument			3
Notional debt			$ 250,000
Interest rate swap, april 2020
Derivative [Line Items]
Number of derivatives entered into | instrument		2
Notional debt		$ 150,000
Interest rate swap 2
Derivative [Line Items]
Notional debt					$ 11,318
Derivative, fixed interest rate					1.6998%
Interest rate swap 3
Derivative [Line Items]
Notional debt					$ 11,661
Derivative, fixed interest rate					1.7995%
Interest rate swap 4
Derivative [Line Items]
Notional debt					$ 12,004
Derivative, fixed interest rate					1.907%
Interest rate swap 5
Derivative [Line Items]
Notional debt					$ 150,000							$ 150,000
Derivative, fixed interest rate					2.197%
Interest rate swap 6
Derivative [Line Items]
Notional debt					$ 100,000
Derivative, fixed interest rate					0.975%
Interest rate swap 7
Derivative [Line Items]
Notional debt					$ 50,000
Derivative, fixed interest rate					0.60%
Interest rate swap 8
Derivative [Line Items]
Notional debt					$ 100,000
Derivative, fixed interest rate					0.90%
Interest rate swap 9
Derivative [Line Items]
Notional debt					$ 100,000
Derivative, fixed interest rate					0.597%
Interest rate swap 10
Derivative [Line Items]
Notional debt					$ 50,000
Derivative, fixed interest rate					0.50%
$250.7 million term loan facility | US Dollar denominated floating rate debt
Derivative [Line Items]
Debt											$ 466,500